Income and Social Contribution Taxes - Summary of Tax Incentives (Detail)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bahiana Distribuidora De Gas Ltda [member]
Summary of income and social contribution taxes [line items]
Subsidiary		Bahiana Distribuidora de Gás Ltda.	Bahiana Distribuidora de Gás Ltda.	Bahiana Distribuidora de Gás Ltda.
Bahiana Distribuidora De Gas Ltda [member] | Mataripe Base [member]
Summary of income and social contribution taxes [line items]
Business Units		Mataripe base
Incentive - %		75.00%
Expiration		2024
Bahiana Distribuidora De Gas Ltda [member] | Caucaia Base [member]
Summary of income and social contribution taxes [line items]
Business Units		Caucaia base
Incentive - %		75.00%
Expiration		2025
Bahiana Distribuidora De Gas Ltda [member] | Juazeiro base [member]
Summary of income and social contribution taxes [line items]
Business Units		Juazeiro base
Incentive - %		75.00%
Expiration		2026
Bahiana Distribuidora De Gas Ltda [member] | Aracaju Base [member]
Summary of income and social contribution taxes [line items]
Business Units		Aracaju base
Incentive - %		75.00%
Expiration		2027
Bahiana Distribuidora De Gas Ltda [member] | Suape Base [member]
Summary of income and social contribution taxes [line items]
Business Units		Suape base
Incentive - %		75.00%
Expiration		2027
Ultracargo Logística S.A. [member]
Summary of income and social contribution taxes [line items]
Subsidiary	[1]	Ultracargo Logística S.A.Ultracargo Logística S.A.	Ultracargo Logística S.A.	Ultracargo Logística S.A.
Ultracargo Logística S.A. [member] | Suape terminal [Member]
Summary of income and social contribution taxes [line items]
Business Units		Suape terminal
Incentive - %		75.00%
Expiration		2030
Ultracargo Logística S.A. [member] | Aratu Terminal [member]
Summary of income and social contribution taxes [line items]
Business Units		Aratu terminal
Incentive - %		75.00%
Expiration		2022
Ultracargo Logística S.A. [member] | Itaqui Terminal [member]
Summary of income and social contribution taxes [line items]
Business Units		Itaqui terminal
Incentive - %		75.00%
Expiration		2030

[1]	In April 2021 the name of subsidiary Terminal Químico de Aratu S.A – Tequimar was changed to Ultracargo Logística S.A. (“Ultracargo Logística”).